CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Aug. 23, 2019 shares
Total current liabilities	¥ 487,940	$ 70,745	¥ 609,057
Total non-current liabilities	¥ 70,100	$ 10,164	¥ 52,883
Ordinary shares authorized	500,000,000	500,000,000	500,000,000
VIE
Total current liabilities	¥ 489,301	$ 70,942	¥ 695,081
Total non-current liabilities	¥ 70,100	$ 10,164	¥ 52,883
Ordinary shares issued				24,475,310
Class A ordinary shares
Ordinary shares par or stated value per share | $ / shares		$ 0.0001
Ordinary shares authorized	300,000,000	300,000,000	300,000,000
Ordinary shares issued	55,379,583	55,379,583	46,379,583
Ordinary shares outstanding	48,639,660	48,639,660	40,377,645
Class B ordinary shares
Ordinary shares authorized	6,296,630	6,296,630	6,296,630
Ordinary shares issued	6,296,630	6,296,630	6,296,630
Ordinary shares outstanding	6,296,630	6,296,630	6,296,630
Undesignated ordinary shares
Ordinary shares authorized	193,703,370	193,703,370	193,703,370
Ordinary shares issued	0	0	0
Ordinary shares outstanding	0	0	0